Statement of Convertible Preferred Stock and Stockholders' Deficit (USD $) In Thousands, except Share data	Total	Convertible preferred stock [Member]	Convertible preferred stock [Member] Series A2 convertible preferred stock [Member]	Convertible preferred stock [Member] Series A3 Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2009	$ (100,505)	$ 125,004			$ 1	$ 850		$ (101,356)
Beginning Balance, Shares at Dec. 31, 2009		9,217,869			1,073,179
Issuance of stock, net of issuance costs			4,459
Issuance of stock, Shares		329,597
Issuance of common stock upon exercise of stock options for cash	111					111
Issuance of common stock upon exercise of stock options, shares	62,450				62,450
Stock-based compensation expense related to employee and director option grants	1,045					1,045
Nonemployee stock-based compensation expense	18					18
Net income (loss)	(13,461)							(13,461)
Ending Balance at Dec. 31, 2010	(112,792)	129,463			1	2,024		(114,817)
Ending Balance, Shares at Dec. 31, 2010		9,547,466			1,135,629
Issuance of common stock upon exercise of stock options for cash	39					39
Issuance of common stock upon exercise of stock options, shares	26,152				26,152
Stock-based compensation expense related to employee and director option grants	2,850					2,850
Nonemployee stock-based compensation expense	77					77
Other comprehensive income	10						10
Net income (loss)	19,710							19,710
Ending Balance at Dec. 31, 2011	(90,106)	129,463			1	4,990	10	(95,107)
Ending Balance, Shares at Dec. 31, 2011		9,547,466			1,161,781
Issuance of stock, net of issuance costs				6,819
Issuance of stock, Shares		381,693
Issuance of common stock upon exercise of stock options for cash	105					105
Issuance of common stock upon exercise of stock options, shares	64,208				64,208
Stock-based compensation expense related to employee and director option grants	1,655					1,655
Nonemployee stock-based compensation expense	66					66
Other comprehensive income	(3)						(3)
Net income (loss)	(27,595)							(27,595)
Ending Balance at Dec. 31, 2012	$ (115,878)	$ 136,282			$ 1	$ 6,816	$ 7	$ (122,702)
Ending Balance, Shares at Dec. 31, 2012		9,929,159			1,225,989